Columbia Funds Series Trust I




                       Columbia Income Fund                                                Columbia Core Bond Fund
                 Columbia Intermediate Bond Fund                           Supplement to the Statements of Additional Information
                Columbia U.S. Treasury Index Fund                                          dated September 1, 2007
                    Columbia World Equity Fund
      Supplement to the Statements of Additional Information                        Columbia High Yield Opportunity Fund
                       dated August 1, 2007                                            Columbia Strategic Income Fund
                                                                           Supplement to the Statements of Additional Information
                                                                                            dated October 1, 2007

                                    Columbia High Yield Municipal Fund
                                     Columbia Small Cap Value Fund I
                          Supplement to the Statements of Additional Information
                                        dated November 1, 2007



                                   (Each a "Fund" and together the "Funds.")

Effective December 12, 2007, the Board of Trustees of Columbia Funds Series Trust I (the "Trust") elected Rodman L. Drake, Morrill Melton Hall, Jr., Jonathan Piel and John D. Collins as Trustees of the Trust.

1. For each Statement of Additional Information, the following information is added to the table entitled "Independent Trustee Biographical Information" under the section entitled "FUND GOVERNANCE; The Board":


Independent Trustee Biographical Information



                                 Year First                                             Number of
                                 Appointed or                                         Funds in the
                                 Elected to a                                        Columbia Funds
Name, Year of                    Board in the                Principal              Complex Overseen*
Birth and Position              Columbia Funds          Occupation(s) During                               Other Directorships
Held with the Trust                Complex*             the Past Five Years                                  Held by Trustee

----------------------------- ------------------- --------------------------------- ------------------ ----------------------------
Rodman L. Drake                       2007        Co-Founder of Baringo Capital              95        Parsons Brinckerhoff,
(Born 1943)                                       LLC (private equity) (since                          Inc.; Jackson Hewitt Tax
Trustee                                           2002); President, Continuation                       Service Inc.; Crystal
                                                  Investments Group, Inc. (1997                        River Inc.; Student Loan
                                                  to 2001)                                             Corporation; Celgene
                                                                                                       Corporation; and
                                                                                                       Apex Silver Mines Ltd.

----------------------------- ------------------- --------------------------------- ------------------ ----------------------------
----------------------------- ------------------- --------------------------------- ------------------ ----------------------------
Morrill Melton Hall, Jr.              2007        Chairman (since 1984) and Chief            95        None
(Born 1944)                                       Executive Officer (since 1991),
Trustee                                           Comprehensive Health Services,
                                                  Inc. (health care management
                                                  and administration)

----------------------------- ------------------- --------------------------------- ------------------ ----------------------------
Jonathan Piel                         2007        Cable television producer and              95        Member, Board of
(Born 1938)                                       website designer; Editor,                            Directors, National
Trustee                                           Scientific American                                  Institute of Social
                                                  (1984-1986), and Vice                                Sciences; and Member,
                                                  President, Scientific American                       Advisory Board, The Stone
                                                  Inc., (1986-1994); Director,                         Age Institute (research
                                                  National Institute of Social                         institute that explores
                                                  Sciences; Member Advisory                            the effect of technology
                                                  Board, The Stone Age Institute,                      on human evolution)
                                                  Bloomington, Indiana

----------------------------- ------------------- --------------------------------- ------------------ ----------------------------

Independent Trustee Biographical Information


                                  Year First                                            Number of
                                 Appointed or                                         Funds in the
                                 Elected to a                                        Columbia Funds
Name, Year of                    Board in the                Principal              Complex Overseen*
Birth and Position              Columbia Funds          Occupation(s) During                               Other Directorships
Held with the Trust                Complex*             the Past Five Years                                  Held by Trustee


----------------------------- ------------------- --------------------------------- ------------------ ----------------------------
John D. Collins                       2007        Retired. Consultant, KPMG, LLP             95        Mrs. Fields Famous Brands
(Born 1938)                                       (July 1999 to June 2000);                            LLC (consumer products);
Trustee                                           Partner, KPMG, LLP (March 1962                       Suburban Propane Partners,
                                                  to June 1999)                                        L.P.; and Montpelier Re

----------------------------- ------------------- --------------------------------- ------------------ ----------------------------



* Messrs. Drake, Hall, Piel and Collins have served as directors/trustees of the Excelsior Funds since 1996, 2000, 1996 and 2005, respectively. The Excelsior Funds consist of 27 portfolios managed by affiliates of Columbia Management Advisors, LLC.

2. For each Statement of Additional Information, the following information is added to the table entitled "Independent Trustee Ownership for the Calendar Year Ended December 31, 2006" under the section entitled "FUND GOVERNANCE; Beneficial Equity Ownership":


Independent Trustee Ownership for the Calendar Year Ended December 31, 2006



                              Dollar Range of Equity           Aggregate Dollar Range of Equity Securities
Trustee                       Securities in the Fund(s)        in all Funds in the Columbia Funds Family

----------------------------- -------------------------------- ----------------------------------------------------------
Rodman L. Drake                            None                                      Over $100,000
----------------------------- -------------------------------- ----------------------------------------------------------
Morrill Melton Hall, Jr.                   None                                      Over $100,000
----------------------------- -------------------------------- ----------------------------------------------------------
Jonathan Piel                              None                                      Over $100,000
----------------------------- -------------------------------- ----------------------------------------------------------
John D. Collins                            None                                      Over $100,000
----------------------------- -------------------------------- ----------------------------------------------------------



3. For each Statement of Additional Information, the following information is added to the table entitled "Independent Trustee Compensation" under the section entitled "FUND GOVERNANCE; Compensation":


Independent Trustee Compensation



                                                                             Total Compensation from the Columbia Funds
                                         Aggregate Compensation               Complex Paid to Independent Trustees for
Name of Trustee                            from the Funds (a)                   the Calendar Year ended December 31,
                                                                                               2006(a)

----------------------------- ---------------------------------------------- --------------------------------------------
----------------------------- ---------------------------------------------- --------------------------------------------
Rodman L. Drake                                   None                                        $110,246
----------------------------- ---------------------------------------------- --------------------------------------------
Morrill Melton Hall, Jr.                          None                                         $91,444

----------------------------- ---------------------------------------------- --------------------------------------------
Jonathan Piel                                     None                                         $93,944
----------------------------- ---------------------------------------------- --------------------------------------------
----------------------------- ---------------------------------------------- --------------------------------------------
John D. Collins                                   None                                         $97,095
----------------------------- ---------------------------------------------- --------------------------------------------
(a)  All Trustees receive reimbursements for reasonable expenses related to their attendance at meetings of the Board or standing committees, which are not included in the amounts shown. Messrs. Drake, Hall, Piel and Collins were elected to the Board on December 12, 2007. They also serve as directors/trustees of the Excelsior Funds, which are part of the Columbia
     Funds Complex.




INT-50/138886-1207                                            December 31, 2007

                                      Columbia Funds Series Trust I


                      Columbia Liberty Fund                                          Columbia California Tax-Exempt Fund
                  Columbia Asset Allocation Fund                                    Columbia Connecticut Tax-Exempt Fund
                  Columbia Dividend Income Fund                                    Columbia Massachusetts Tax-Exempt Fund
                    Columbia Common Stock Fund                                        Columbia New York Tax-Exempt Fund
                  Columbia Large Cap Growth Fund                                  Columbia Intermediate Municipal Bond Fund
                 Columbia Disciplined Value Fund                           Columbia Massachusetts Intermediate Municipal Bond Fund
                   Columbia Small Cap Core Fund                             Columbia Connecticut Intermediate Municipal Bond Fund
      Supplement to the Statements of Additional Information                Columbia New Jersey Intermediate Municipal Bond Fund
                      dated February 1, 2007                                 Columbia New York Intermediate Municipal Bond Fund
                                                                           Columbia Rhode Island Intermediate Municipal Bond Fund
                                                                           Supplement to the Statements of Additional Information
                                                                                             dated March 1, 2007

                                                    Columbia Tax-Exempt Fund
                                   Supplement to the Statement of Additional Information
                                                     dated April 1, 2007

                                           (Each a "Fund" and together the "Funds.")




Effective December 12, 2007, the Board of Trustees of Columbia Funds Series Trust I (the "Trust") elected Rodman L. Drake, Morrill Melton Hall, Jr., Jonathan Piel and John D. Collins as Trustees of the Trust.

1. For each Statement of Additional Information, the following information is added to the table under "Trustees and Officers" :

Disinterested Trustees




                                                                                     Number of
                                          Year First                               Portfolios in
                                          Elected or           Principal           Columbia Fund
Name and                     Position    Appointed to    Occupation(s) During    Complex Overseen     Other Directorships
Year of  Birth              with Funds      Office*         Past Five Years         by Trustee*              Held

--------------------------- ------------ -------------- ------------------------ ------------------ ------------------------
Rodman L. Drake               Trustee        2007       Co-Founder of Baringo           95          Parsons Brinckerhoff,
(Born 1943)                                             Capital LLC (private                        Inc.; Jackson Hewitt
                                                        equity) (since 2002);                       Tax Service Inc.;
                                                        President, Continuation                     Crystal River Inc.;
                                                        Investments Group, Inc.                     Student Loan
                                                        (1997 to 2001)                              Corporation; Celgene
                                                                                                    Corporation; and Apex
                                                                                                    Silver Mines Ltd.


--------------------------- ------------ -------------- ------------------------ ------------------ ------------------------
--------------------------- ------------ -------------- ------------------------ ------------------ ------------------------
Morrill Melton Hall, Jr.      Trustee        2007       Chairman (since 1984)           95          None
(Born 1944)                                             and Chief Executive
                                                        Officer (since 1991),
                                                        Comprehensive Health
                                                        Services, Inc. (health
                                                        care management and
                                                        administration)

--------------------------- ------------ -------------- ------------------------ ------------------ ------------------------

Disinterested Trustees





                                                                                     Number of
                                          Year First                               Portfolios in
                                          Elected or           Principal           Columbia Fund
Name and                     Position      Appointed     Occupation(s) During    Complex Overseen     Other Directorships
Year of  Birth              with Funds      Office*         Past Five Years         by Trustee*              Held

--------------------------- ------------ -------------- ------------------------ ------------------ ------------------------
Jonathan Piel                 Trustee        2007       Cable television                95          Member, Board of
(Born 1938)                                             producer and website                        Directors, National
                                                        designer; Editor,                           Institute of Social
                                                        Scientific American                         Sciences; and Member,
                                                        (1984-1986), and Vice                       Advisory Board, The
                                                        President, Scientific                       Stone Age Institute
                                                        American Inc.,                              (research institute
                                                        (1986-1994); Director,                      that explores the
                                                        National Institute of                       effect of technology
                                                        Social Sciences;                            on human evolution)
                                                        Member Advisory Board,
                                                        The Stone Age
                                                        Institute,
                                                        Bloomington, Indiana

--------------------------- ------------ -------------- ------------------------ ------------------ ------------------------
--------------------------- ------------ -------------- ------------------------ ------------------ ------------------------
John D. Collins               Trustee        2007       Retired. Consultant,            95          Mrs. Fields Famous
(Born 1938)                                             KPMG, LLP (July 1999                        Brands LLC (consumer
                                                        to June 2000);                              products); Suburban
                                                        Partner, KPMG, LLP                          Propane Partners,
                                                        (March 1962 to June                         L.P.; and  Montpelier
                                                        1999)                                       Re

--------------------------- ------------ -------------- ------------------------ ------------------ ------------------------

* Messrs. Drake, Hall, Piel and Collins have served as directors/trustees of the Excelsior Funds since 1996, 2000, 1996 and 2005, respectively. The
     Excelsior Funds consist of 27 portfolios managed by affiliates of Columbia
     Management Advisors, LLC.


2. For each Statement of Additional Information, the following information is added to the table under the section entitled "Share Ownership" :

Disinterested Trustees



                                                                   Aggregate Dollar Range of Equity Securities Owned
                                  Dollar Range of Equity               in All Funds Overseen by Trustees in the
Name of Trustee               Securities Owned in the Fund(s)                    Columbia Fund Complex

----------------------------- -------------------------------- ----------------------------------------------------------
Rodman L. Drake                            None                                      Over $100,000
----------------------------- -------------------------------- ----------------------------------------------------------
Morrill Melton Hall, Jr.                   None                                      Over $100,000
----------------------------- -------------------------------- ----------------------------------------------------------
Jonathan Piel                              None                                      Over $100,000
----------------------------- -------------------------------- ----------------------------------------------------------
John D. Collins                            None                                      Over $100,000
----------------------------- -------------------------------- ----------------------------------------------------------

3. For each Statement of Additional Information, the following information is added to the section regarding trustee compensation:

         Messrs. Drake, Hall, Piel and Collins did not receive compensation from the Funds prior to their election to the Board on December 12, 2007. The table below shows the total compensation they received from the Columbia Fund Complex as a result of their role as directors/trustees of the Excelsior Funds, which are part of the Columbia Fund Complex:


                                Total Compensation from the
                               Columbia Fund Complex Paid to
          Trustee              the Trustees for the Calendar
                               Year ended December 31, 2006

----------------------------- --------------------------------
----------------------------- --------------------------------
Rodman L. Drake                          $110,246
----------------------------- --------------------------------
Morrill Melton Hall, Jr.                  $91,444
----------------------------- --------------------------------
Jonathan Piel                             $93,944
----------------------------- --------------------------------
----------------------------- --------------------------------
John D. Collins                           $97,095
----------------------------- --------------------------------































INT-50/138783-1207                                            December 31, 2007